Trade Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Trade Payables and Accrued Liabilities [Abstract]
Schedule of trade payables and accrued liabilities
	December 31, 2017	December 31, 2016
Trade payables	$457,520	$70,401
Wages payables	62,110	-
Due to related parties (Note 18)	16,814	79,904
Accrued liabilities	587,346	317,695
	$1,123,790	$468,000